Property, plant and equipment (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	$ 10,300,639
Amortization		1,173,019	$ 189,008	[1]	$ 31,544
Acquisitions under business combinations		(1,194,703)	(464,208)	[1]	(226,570)
Balance		221,622	10,300,639	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		10,680,709	425,544
Acquisitions under business combinations			9,795,629
Additions		1,056,705	464,208
Transfers to assets held for resale		(13,899,734)
Effect of movements in exchange rates		2,746,828	(4,672)
Balance		584,508	10,680,709		425,544
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		380,070	195,382
Amortization		1,173,019	189,008
Transfers to assets held for resale		(1,149,352)
Effect of movements in exchange rates		(40,851)	(4,320)
Balance		362,886	380,070		195,382
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,316,979
Balance		0	2,316,979
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,316,979	0
Acquisitions under business combinations			2,316,979
Additions		0	0
Transfers to assets held for resale		(2,317,273)
Effect of movements in exchange rates		294	0
Balance		0	2,316,979		0
Land | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0	0
Amortization		0	0
Transfers to assets held for resale		0
Effect of movements in exchange rates		0	0
Balance		0	0		0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,101,279
Balance		0	2,101,279
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,122,687	0
Acquisitions under business combinations			2,066,616
Additions		82,163	56,071
Transfers to assets held for resale		(2,900,284)
Effect of movements in exchange rates		695,434	0
Balance		0	2,122,687		0
Buildings | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		21,408	0
Amortization		291,638	21,408
Transfers to assets held for resale		(306,761)
Effect of movements in exchange rates		(6,285)	0
Balance		0	21,408		0
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,188,810
Balance		146,898	2,188,810
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,439,071	328,778
Acquisitions under business combinations			1,966,628
Additions		675,788	148,337
Transfers to assets held for resale		(3,319,298)
Effect of movements in exchange rates		632,604	(4,672)
Balance		428,165	2,439,071		328,778
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		250,261	187,641
Amortization		339,358	66,940
Transfers to assets held for resale		(286,632)
Effect of movements in exchange rates		(21,720)	(4,320)
Balance		281,267	250,261		187,641
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,730,941
Balance		0	2,730,941
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		2,798,482	0
Acquisitions under business combinations			2,598,259
Additions		298,754	200,223
Transfers to assets held for resale		(4,572,065)
Effect of movements in exchange rates		1,474,829	0
Balance		0	2,798,482		0
Machinery and equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		67,541	0
Amortization		384,486	67,541
Transfers to assets held for resale		(443,746)
Effect of movements in exchange rates		(8,281)	0
Balance		0	67,541		0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance		962,630
Balance		74,724	962,630
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,003,490	96,766
Acquisitions under business combinations			847,147
Additions		0	59,577
Transfers to assets held for resale		(790,814)
Effect of movements in exchange rates		(56,333)	0
Balance		156,343	1,003,490		96,766
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance		40,860	7,741
Amortization		157,537	33,119
Transfers to assets held for resale		(112,213)
Effect of movements in exchange rates		(4,565)	0
Balance		$ 81,619	$ 40,860		$ 7,741

[1]	Restated